May 5, 2015

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Liquid Assets, Inc.
 1933 Act File No.: 2-49073
 1940 Act File No.: 811-2410
 CIK No.: 0000030158

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectuses that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 106 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 28, 2015.

Please address any comments or questions to my attention at 212-922-6858.

Sincerely,

/s/ Monica Giron
Monica Giron
Paralegal